Capital and reserves	12 Months Ended
Dec. 31, 2023
Miscellaneous equity [abstract]
Capital and reserves	Capital and reserves
See accounting policies in note 38(K).
As described in Note 1, the Reverse Recapitalization has resulted in PHCL becoming a wholly owned subsidiary of the Company on May 18, 2022, effectuated by the holders of PHCL ordinary shares exchanging each of their shares for Class A or Class B ordinary shares of the Company (collectively “Prenetics Ordinary Shares”) as described below:
(a)Movement in ordinary shares of PHCL
Authorized and issued share capital

		2023		2022
	Note	No. of shares		No. of shares
Authorized ordinary shares of $1 each	(ii)	50,000	$50,000	50,000	$50,000
Ordinary shares, issued and fully paid:
Balance at January 1		1	$1	14,932,033	$1,493
Shares issued upon conversion of exchange loan notes	(iii)	—	—	1	1
Exchange for Prenetics Ordinary Shares as part of Reverse Recapitalization	(v)	—	—	(14,932,033)	(1,493)
Balance at December 31	(iv)	1	$1	1	$1
Total share capital			$1		$1
Notes:
(i)The Ordinary Shareholders are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of PHCL. All ordinary shares rank equally with regard to the Group’s residual assets.
(ii)As specified in the written plan of merger approved by special resolution of the shareholders of PHCL at an extraordinary general meeting of the shareholders of PHCL on May 6, 2022, the authorized share capital of PHCL had been redesignated to $50,000 divided into 50,000 ordinary shares of a par value of $1 each.
(iii)On May 18, 2022, 1 ordinary share valued at $1 was issued upon the closing of the Acquisition Merger.
(iv)At December 31, 2022, the entire amount standing to the reclassification to share premium at $17,126,369 due to the Group’s restructuring.
(v)On May 18, 2022, the ordinary shares of PHCL were canceled in exchange for the right to receive Class A or Class B ordinary shares of the Company equal to the exchange ratio of 2.03 for each ordinary share of PHCL.
(b)Movement in ordinary shares of the Company
Authorized and issued share capital

		2023		2022
	Note	No. of shares		No. of shares
Authorized Class A ordinary shares of $0.0015 each	(i)	30,000,001	$45,000	30,000,001	$45,000
Authorized Class B ordinary shares of $0.0015 each	(i)	3,333,333	5,000	3,333,333	5,000
		33,333,334	$50,000	33,333,334	$50,000
Class A ordinary shares, issued and fully paid:
As of the beginning of the year		8,484,616	$12,727	—	$—
Issuance of Prenetics Ordinary Shares as part of Reverse Recapitalization		—	—	6,751,061	10,127
Cancellation and retirement of repurchased shares		(112,317)	(168)	—	—
Share issued for vesting of restricted share units		513,345	770	523,519	785
Share issued upon conversion of exchange loan notes		52,620	79	52,619	79
Share issued for the investment in Insighta		1,481,481	2,222	—	—
Share issued for the ACT Acquisition		168,709	253	1,157,417	1,736
Adjustment for reverse stock split	(iv)	35,754	54	—	—
At the end of the year	(ii)	10,624,208	$15,937	8,484,616	$12,727
Class B ordinary shares, issued and fully paid:
As of the beginning of the year		647,591	$971	—	$—
Share issued for vesting of restricted share units		933,380	1,400	—	—
Issuance of Prenetics Ordinary Shares as part of Reverse Recapitalization		—	—	647,591	971
Adjustment for reverse stock split	(iv)	1	—	—	—
Balance at December 31	(iii)	1,580,972	$2,371	647,591	$971
Total share capital			$18,308		$13,698
Notes:
(i)The authorized share capital of the Company is $50,000 divided into 33,333,334 shares with a par value of $0.0001 each (equivalent to $0.0015 each after reverse stock split), of which (i) 30,000,001 shares shall be designated as Class A Ordinary Shares; (ii) 3,333,333 shares shall be designated as convertible Class B Ordinary Shares. The share capital would reflect the par value with the excess recorded as share premium.
(ii)Class A ordinary shareholders are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the Company. All ordinary shares rank equally with regard to the Group’s residual assets.
(iii)Class B ordinary shareholders are entitled to receive dividends as declared from time to time and are entitled to twenty vote per share at meetings of the Company. All ordinary shares rank equally with regard to the Group’s residual assets.
(iv)In November 2023, the Company approved a reverse stock split of issued and unissued ordinary shares at a ratio of 1-for-15. (see note 2)
(c)Nature and purpose of reserves
(i)Capital reserve
The capital reserve represents restricted shares granted to shareholders but are subjected to certain restrictions and portion of the grant date fair value of unexercised share options granted to employees of the Company that has been recognized in accordance with the accounting policy adopted for share-based payments in note 38(D)(ii).
(ii)Translation reserve
The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations. The reserve is dealt with in accordance with the accounting policies set out in note 38(B).
(iii)Other reserves
The other reserves comprise (i) the fair value of shares to be issued of $5,061,304 in connection with the ACT Acquisition in 2022, which were issued in January 2023; (ii) the amortized cost of puttable financial instrument in connection with the ACT Acquisition; (iii) the then shareholders of Oxsed Limited exchanged GBP5,865,450 (equivalent to $7,549,258) into 110,150 ordinary shares in connection with the acquisition of Oxsed Limited; (iv) the remaining balance of the unconverted portion of the exchange loan notes recognized as equity instrument in accordance with the accounting policy adopted for convertible securities; and (v) the change in fair value of liabilities for puttable financial instrument, which had been granted under the shareholders’ agreements to the NCI of ACT.
(iv)Share premium
Under the Companies Law of the Cayman Islands, the funds in the share premium account of the Company are distributable to the shareholders of the Company provided that immediately following the date on which the dividend is proposed to be distributed, the Company will be in a position to pay off its debts as they fall due in the ordinary course of business.
(v)Treasury stock
As at December 31, 2023, the Company holds 14,134 shares (2022: 20,722 shares) in treasury and the aggregate price of the purchased shares is deducted from equity as “Treasury stock” for an amount of $63,294 (2022: $661,519).

(d)Capital management
The Group’s primary objectives when managing capital are to safeguard the Group’s ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders, and to support the Group’s stability and growth, by pricing products and services commensurately with the level of risk.
The Group actively and regularly reviews and manages its capital structure to ensure optimal capital structure and shareholders return, taking into consideration the future of the Company and capital efficiency, prevailing and projected profitability, projected operating cash flows, projected capital expenditures and projected strategic investment opportunities.
The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. The Group made no changes to its capital management objectives, policies or processes during the years ended December 31, 2021, 2022 and 2023.
Neither the Company nor any of its subsidiaries are subject to externally imposed capital requirements.